CONDENSED CONSOLIDATING FINANCIAL INFORMATION (BalSh) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 165,017	$ 145,013	$ 89,095	$ 161,998	$ 194,566	$ 114,254	$ 153,020	$ 55,535	$ 55,535
Settlement receivables	23,716	29,787	43,288			38,265
Trade receivables, net	41,834	39,220	37,697			11,658
Other receivables	11,372	20,392	20,553			4,605
Inventory	23,453	23,050	27,163			9,413
Prepaid expenses and other assets	21,090	18,889	18,988			16,674
Deferred tax asset	9,591	9,590	9,591			3,102
Total current assets	296,073	285,941	246,375			197,971
Non-current assets
Property, equipment and leasehold improvements, net	104,521	102,759	106,085			18,710
Goodwill	857,670	857,856	857,913			180,084	180,141
Other intangible assets, net	404,132	420,103	436,785			31,535
Other receivables, non-current	7,808	8,593	9,184			699
Deferred tax asset, non-current						87,942
Other assets, non-current	36,915	50,012	50,943			10,386
Total non-current assets	1,411,046	1,439,323	1,460,910			329,356
Total assets	1,707,119	1,725,264	1,707,285			527,327
Current Liabilities
Settlement liabilities	141,211	141,649	119,157			145,022
Accounts payable and accrued expenses	36,712	113,543	104,668			53,601
Current portion of long-term debt	10,000	10,000	10,000			1,030
Total current liabilities	267,906	265,192	233,825			199,653
Non-current liabilities
Deferred tax liability, non-current	49,808	59,101	57,333
Long-term debt, less current portion	1,157,506	1,161,731	1,178,787			101,970
Other accrued expenses and liabilities	4,927	5,381	5,867			7,100
Total non-current liabilities	1,212,241	1,226,213	1,241,987			109,070
Total liabilities	1,480,147	1,491,405	1,475,812			308,723
Stockholders' Equity
Common stock	91	91	90			89
Additional paid-in capital	253,555	248,491	245,682			231,516
Retained earnings (deficit)	147,879	160,621	160,152			148,012
Accumulated other comprehensive income (loss)	1,507	696	1,569			2,827
Treasury stock, at cost	(176,060)	(176,040)	(176,020)			(163,840)
Total stockholders' equity (deficit)	226,972	233,859	231,473			218,604
Total liabilities and stockholders' equity	1,707,119	1,725,264	1,707,285			527,327
Reportable Legal Entities | Parent
Non-current assets
Investment in Subsidiaries	226,972	233,859	231,473			218,604
Total non-current assets	226,972	233,859	231,473			218,604
Total assets	226,972	233,859	231,473			218,604
Stockholders' Equity
Common stock	91	91	90			89
Additional paid-in capital	253,555	248,491	245,682			231,516
Retained earnings (deficit)	147,879	160,621	160,152			148,012
Accumulated other comprehensive income (loss)	1,507	696	1,569			2,827
Treasury stock, at cost	(176,060)	(176,040)	(176,020)			(163,840)
Total stockholders' equity (deficit)	226,972	233,859	231,473			218,604
Total liabilities and stockholders' equity	226,972	233,859	231,473			218,604
Reportable Legal Entities | Subsidiary Issuer
Current assets
Cash and cash equivalents	136,790	120,435	68,143	142,775	178,319	100,573	141,640	47,766
Settlement receivables	19,721	26,950	40,157			34,458
Trade receivables, net	5,989	6,294	6,578			9,030
Other receivables	3,183	3,846	3,416			4,451
Inventory	10,075	9,312	10,595			9,413
Prepaid expenses and other assets	7,752	7,836	7,143			10,300
Deferred tax asset	2,743	2,743	2,743			3,102
Intercompany balances	39,338	32,512	18,038			20,005
Total current assets	225,591	209,928	156,813			191,332
Non-current assets
Property, equipment and leasehold improvements, net	19,467	17,409	17,864			18,282
Goodwill	148,076	148,278	148,278			139,839
Other intangible assets, net	22,589	23,260	24,771			30,229
Other receivables, non-current	3,994	4,411	4,411			699
Investment in Subsidiaries	153,927	149,599	147,195			113,350
Deferred tax asset, non-current	85,754	76,460	78,229			88,253
Other assets, non-current	32,453	46,090	47,508			10,311
Intercompany balances	1,130,380	1,130,380	1,130,380			61,936
Total non-current assets	1,599,821	1,597,383	1,598,636			462,899
Total assets	1,825,412	1,807,311	1,755,449			654,231
Current Liabilities
Settlement liabilities	134,604	136,839	111,375			137,089
Accounts payable and accrued expenses	101,269	85,689	61,544			51,324
Current portion of long-term debt	10,000	10,000	10,000			1,030
Intercompany balances	161,593	156,536	152,802			135,542
Total current liabilities	407,466	389,064	335,721			324,985
Non-current liabilities
Deferred tax liability, non-current	1,072	1,071	1,072
Long-term debt, less current portion	1,157,506	1,161,731	1,178,787			101,970
Other accrued expenses and liabilities	4,487	4,924	5,377			7,100
Intercompany balances						1,572
Total non-current liabilities	1,163,065	1,167,726	1,185,236			110,642
Total liabilities	1,567,350	1,556,790				429,703
Stockholders' Equity
Additional paid-in capital	91,843	87,202	69,654			67,694
Retained earnings (deficit)	161,531	162,623	163,269			148,083
Accumulated other comprehensive income (loss)	1,507	696	1,569			2,827
Total stockholders' equity (deficit)	254,881	250,521	234,492			218,604
Total liabilities and stockholders' equity	1,825,412	1,807,311	1,755,449			654,231
Reportable Legal Entities | Guarantor Subsidiaries
Current assets
Cash and cash equivalents	16,523	13,315	6,489	2,291	2,531	2,149	482	71
Trade receivables, net	35,845	32,925	31,116			2,622
Other receivables	23,736	29,870	16,992
Inventory	13,378	13,738	16,568
Prepaid expenses and other assets	3,789	2,523	2,821			20
Deferred tax asset	6,848	6,847	6,848
Intercompany balances	160,054	155,182	151,179			135,542
Total current assets	260,173	249,400	232,013			140,333
Non-current assets
Property, equipment and leasehold improvements, net	84,649	84,865	87,898			56
Goodwill	708,923	708,922	708,922			39,470
Other intangible assets, net	373,600	388,281	402,816			499
Other receivables, non-current	3,814	4,182	4,773
Deferred tax asset, non-current	22,467	22,467
Other assets, non-current	3,923	3,413	3,366
Intercompany balances						61,936
Total non-current assets	1,197,376	1,212,130	1,207,775			40,025
Total assets	1,457,549	1,461,530	1,439,788			180,358
Current Liabilities
Settlement liabilities	231	297	140
Accounts payable and accrued expenses	29,670	35,216	41,395			1,398
Intercompany balances	30,907	22,949	8,159
Total current liabilities	60,808	58,462	49,694			1,398
Non-current liabilities
Deferred tax liability, non-current	156,957	156,957	134,490
Other accrued expenses and liabilities	440	457	490
Intercompany balances	1,130,380	1,130,380	1,130,380
Total non-current liabilities	1,290,958	1,220,205	1,265,360
Total liabilities	1,351,766	1,289,163	1,315,054			1,398
Stockholders' Equity
Additional paid-in capital	2,792	2,269	2,269			2,000
Retained earnings (deficit)	102,991	179,088	122,465			115,024
Total stockholders' equity (deficit)	105,783	113,778	124,734			117,024
Total liabilities and stockholders' equity	1,457,549	1,461,530	1,439,788			180,358
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	11,704	11,263	14,463	$ 16,932	$ 13,716	11,532	$ 10,898	$ 7,698
Settlement receivables	3,995	2,837	3,131			3,807
Trade receivables, net		1	3			6
Other receivables	145	113	145			154
Prepaid expenses and other assets	9,549	8,530	9,024			6,354
Intercompany balances	1,539	1,473	1,623
Total current assets	26,932	24,217	28,389			21,853
Non-current assets
Property, equipment and leasehold improvements, net	405	485	323			372
Goodwill	671	656	713			775
Other intangible assets, net	7,943	8,562	9,198			807
Investment in Subsidiaries	85	86	86
Other assets, non-current	539	509	69			75
Intercompany balances						1,572
Total non-current assets	9,643	10,298	10,389			3,601
Total assets	36,575	34,515	38,778			25,454
Current Liabilities
Settlement liabilities	6,376	4,513	7,642			7,933
Accounts payable and accrued expenses	1,448	1,075	1,729			879
Intercompany balances	8,431	9,682	9,879			20,005
Total current liabilities	15,897	15,270	19,250			28,817
Non-current liabilities
Deferred tax liability, non-current						311
Total non-current liabilities						311
Total liabilities	16,255	15,870	19,250			29,128
Stockholders' Equity
Additional paid-in capital	21,107	21,110	21,115			1,808
Retained earnings (deficit)	(205)	(738)	(1,006)			(5,738)
Accumulated other comprehensive income (loss)	(582)	(1,127)	(581)			256
Total stockholders' equity (deficit)	20,320	19,245	19,528			(3,674)
Total liabilities and stockholders' equity	36,575	34,515	38,778			25,454
Eliminations
Current assets
Other receivables	63,508	(8,437)
Intercompany balances	(200,931)	(189,167)	(170,840)			(155,547)
Total current assets	(216,623)	(197,604)	(170,840)			(155,547)
Non-current assets
Investment in Subsidiaries	(380,784)	(383,544)	(378,754)			(331,954)
Deferred tax asset, non-current	(108,221)	(98,927)	(78,229)			(311)
Intercompany balances	(1,130,380)	(1,130,380)	(1,130,380)			(63,508)
Total non-current assets	1,622,766	(1,614,347)	(1,587,363)			(395,773)
Total assets	1,839,389	(1,811,951)	(1,758,203)			(551,320)
Current Liabilities
Accounts payable and accrued expenses	(15,692)	(8,437)
Intercompany balances	(200,931)	189,167	(170,840)			(155,547)
Total current liabilities	(216,623)	(197,604)	319,061			(155,547)
Non-current liabilities
Deferred tax liability, non-current	(108,221)	(98,927)	(78,229)			(311)
Intercompany balances	(1,130,380)	1,130,380	(1,130,380)			(1,572)
Total non-current liabilities	1,241,782	(2,217,873)	(1,208,609)			(63,819)
Total liabilities	1,458,405	(1,428,407)	(1,379,449)			(219,366)
Stockholders' Equity
Additional paid-in capital	(115,742)	(110,581)	(93,038)			(71,502)
Retained earnings (deficit)	(264,317)	(273,394)	(284,728)			(257,369)
Accumulated other comprehensive income (loss)	(925)	431	(988)			(3,083)
Total stockholders' equity (deficit)	(380,984)	(383,544)	(278,754)			(331,954)
Total liabilities and stockholders' equity	$ (1,839,388)	$ (1,811,951)	$ (1,758,203)			$ (551,320)